Income Taxes Relating to Continuing Operations - Summary of Net Deferred Tax Liability Recognised (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Reconciliation of changes in deferred tax liability (asset) [abstract]
Intangibles denominated in USD	$ (2,066,037)	$ (2,088,608)
Tax losses denominated in USD	267,412	246,305
Net deferred tax liability	(1,798,625)	(1,842,303)
Net Deferred Tax Liability, Begining balance	(1,842,303)	(2,203,340)
Recognized in income, Continuing operations	191,808	187,427
Recognized in equity	(148,130)	173,610
Net Deferred Tax Liability, Ending balance	$ (1,798,625)	$ (1,842,303)